Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss per share -Diluted (in Dollars per share)	$ (9.14)	$ (52.46)	$ (108.15)	$ (595.60)
Weighted average number of shares outstanding during the year - Diluted (in Shares)	1,610,872	114,072	302,356	46,369
General and Administrative Expenses
Stock-based compensation			$ 1,133,077	$ 1,516,805
Research and Development
Stock-based compensation			262,154	591,518
Sales and Marketing
Stock-based compensation			$ 6,787	$ 1,023,045